Shareholder Report, Holdings (Details)	Jun. 30, 2024
Guinness Atkinson Alternative Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Guinness Atkinson Alternative Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guinness Atkinson Alternative Energy Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guinness Atkinson Alternative Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guinness Atkinson Alternative Energy Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Alternative Energy Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Alternative Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Alternative Energy Fund | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Alternative Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Alternative Energy Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guinness Atkinson Alternative Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guinness Atkinson Alternative Energy Fund | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guinness Atkinson Alternative Energy Fund | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Alternative Energy Fund | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Alternative Energy Fund | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Alternative Energy Fund | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Hubbel lInc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Alternative Energy Fund | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Alternative Energy Fund | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Alternative Energy Fund | NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Alternative Energy Fund | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Focus Fund | Electronic Components - Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Guinness Atkinson Asia Focus Fund | Commercial Banks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guinness Atkinson Asia Focus Fund | Semiconductor Components - Integrated Circuits
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guinness Atkinson Asia Focus Fund | Electronic Component Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Asia Focus Fund | E-Commerce/Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Asia Focus Fund | Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Asia Focus Fund | Machinery - General Industries
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | Textile - Apparel
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Asia Focus Fund | Building Products - Cement/Aggregates
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | Photo Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | Internet Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Asia Focus Fund | Food - Dairy Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Focus Fund | MRI/Medical Diagnostic Imaging
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Focus Fund | E-Commerce/Products
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guinness Atkinson Asia Focus Fund | Computer Data Security
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Asia Focus Fund | Travel Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Asia Focus Fund | Medical Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Asia Focus Fund | Auto - Cars/Light Trucks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Asia Focus Fund | Auto/Truck Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Asia Focus Fund | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guinness Atkinson Asia Focus Fund | Batteries/Battery Systems
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guinness Atkinson Asia Focus Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guinness Atkinson Asia Focus Fund | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guinness Atkinson Asia Focus Fund | Metal Processors & Fabricators
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guinness Atkinson Asia Focus Fund | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guinness Atkinson Asia Focus Fund | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guinness Atkinson Asia Focus Fund | Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guinness Atkinson Asia Focus Fund | Elite Material Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Asia Focus Fund | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Asia Focus Fund | NetEase Inc. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Asia Focus Fund | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | NARI Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | Shenzhou International
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Asia Focus Fund | Autohome Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson China & Hong Kong Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Guinness Atkinson China & Hong Kong Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guinness Atkinson China & Hong Kong Fund | NetEase Inc. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson China & Hong Kong Fund | NARI Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson China & Hong Kong Fund | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson China & Hong Kong Fund | Geely Automobile Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson China & Hong Kong Fund | China Merchants Bank Co., Ltd. - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson China & Hong Kong Fund | Weichai Power Co., Ltd. - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | Sany Heavy Industry Co., Ltd. - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | Shenzhou International Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson China & Hong Kong Fund | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Guinness Atkinson Global Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Global Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson Global Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Guinness Atkinson Global Energy Fund | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Energy Fund | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Energy Fund | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Global Energy Fund | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Global Energy Fund | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Global Energy Fund | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson Global Energy Fund | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Energy Fund | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Global Energy Fund | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Global Energy Fund | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Energy Fund | Imperial Oil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Energy Fund | Diamondback Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Energy Fund | Suncor Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Guinness Atkinson Global Innovators Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Innovators Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Global Innovators Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guinness Atkinson Global Innovators Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Britain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund - Investor Class | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Global Innovators Fund - Investor Class | KLA-Tencor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Innovators Fund - Investor Class | Amphenol Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Global Innovators Fund - Investor Class | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund - Investor Class | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Innovators Fund - Investor Class | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Innovators Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Britain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund - Institutional Class | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Global Innovators Fund - Institutional Class | KLA-Tencor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Innovators Fund - Institutional Class | Amphenol Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Global Innovators Fund - Institutional Class | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund - Institutional Class | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Innovators Fund - Institutional Class | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Renminbi Yuan & Bond Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Renminbi Yuan & Bond Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Renminbi Yuan & Bond Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Renminbi Yuan & Bond Fund | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Renminbi Yuan & Bond Fund | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Renminbi Yuan & Bond Fund | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | Yuan Renminbi Offshore
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Renminbi Yuan & Bond Fund | First Abu Dhabi Bank, 3.400%, 08/18/25
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Renminbi Yuan & Bond Fund | Standard Chartered PLC 4.350%, 03/18/26
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Renminbi Yuan & Bond Fund | China Development Bank, 3.230%, 11/27/25
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | QNB Finance Ltd., 3.800%, 06/17/25
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | HSBC Holding, 3.400%, 06/29/27
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | Bank of China, 3.080%, 04/28/26
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | Agriculture Development Bank of China 3.400%, 11/06/24
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | Municipality of Shenzhen China, 2.900%, 10/19/26
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Renminbi Yuan & Bond Fund | QNB Finance Ltd., 3.900%, 06/17/25
Holdings [Line Items]
Percent of Net Asset Value	4.20%